Document and Entity Information	May 17, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 17, 2024
Entity Registrant Name	Cano Health, Inc.
Entity File Number	001-39289
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	98-1524224
Entity Address Address Line 1	9725 NW 117th Avenue
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33178
City Area Code	855
Local Phone Number	226-6633
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.01 par value per share
Trading Symbol	CANOQ
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001800682